REVENUE AND DEFERRED REVENUE (Details Narrative)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	72.00%	82.00%